PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 128,737	$ 119,905
Less: Accumulated depreciation and impairment	(48,208)	(39,967)
Property, plant and equipment, net	80,529	79,938
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	70,029	71,037
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,892	8,148
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	10,004	7,377
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,378	3,886
Electronic and other equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	29,321	23,704
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,113	$ 5,753